Shareholder Report, Holdings (Details)	Jun. 30, 2025
Fidelity Pennsylvania Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Pennsylvania Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Pennsylvania Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Pennsylvania Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Pennsylvania Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Pennsylvania Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Pennsylvania Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Pennsylvania Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Pennsylvania Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Fidelity Pennsylvania Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	45.40%
Fidelity Pennsylvania Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Pennsylvania Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Pennsylvania Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Pennsylvania Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Pennsylvania Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Ohio Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Ohio Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Ohio Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Ohio Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Ohio Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Ohio Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Ohio Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Ohio Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Ohio Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Ohio Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Fidelity Ohio Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Ohio Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Ohio Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Ohio Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Municipal Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Municipal Income Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Municipal Income Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Municipal Income Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Municipal Income Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Advisor Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Advisor Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Municipal Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Municipal Income Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Municipal Income Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Municipal Income Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Municipal Income Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Municipal Income Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Advisor Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Advisor Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Municipal Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Municipal Income Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Municipal Income Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Municipal Income Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Municipal Income Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Municipal Income Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Advisor Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Advisor Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Municipal Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Municipal Income Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Municipal Income Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Municipal Income Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Municipal Income Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Municipal Income Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Advisor Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Advisor Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Municipal Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Municipal Income Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Municipal Income Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Municipal Income Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Municipal Income Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Municipal Income Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Advisor Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Fidelity Advisor Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Municipal Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Municipal Income Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Minnesota Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Minnesota Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Minnesota Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Minnesota Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Minnesota Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Minnesota Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Minnesota Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Minnesota Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Minnesota Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Fidelity Minnesota Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Minnesota Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Minnesota Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Minnesota Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Minnesota Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Michigan Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Michigan Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Michigan Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Michigan Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Michigan Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Michigan Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Michigan Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Michigan Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Michigan Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Michigan Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Michigan Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Fidelity Michigan Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Michigan Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Michigan Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Michigan Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Limited Term Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Limited Term Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Limited Term Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Limited Term Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Limited Term Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Limited Term Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Limited Term Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Limited Term Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Limited Term Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Limited Term Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Limited Term Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Limited Term Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Limited Term Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Limited Term Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Limited Term Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Limited Term Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Limited Term Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Limited Term Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Limited Term Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Limited Term Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Flex Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Flex Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Flex Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Flex Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Flex Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Flex Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Flex Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Flex Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Flex Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Flex Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Flex Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Flex Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Flex Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Fidelity Flex Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Fidelity Flex Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Flex Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Flex Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Flex Municipal Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Flex Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Flex Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Flex Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Flex Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Flex Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Flex Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Flex Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Flex Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Flex Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Flex Conservative Income Municipal Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Flex Conservative Income Municipal Bond Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Flex Conservative Income Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Flex Conservative Income Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Flex Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Flex Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Flex Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Flex Conservative Income Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Conservative Income Municipal Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Conservative Income Municipal Bond Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Conservative Income Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Conservative Income Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Conservative Income Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%